Accounting Changes	12 Months Ended
Dec. 31, 2021
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
Accounting Changes	Accounting Changes
A. Current Accounting Changes

I. Amendments to IAS 1 Presentation of Financial Statements: Material Accounting Policies
Effective for the 2021 annual financial statements, the Company early adopted amendments to IAS 1 Presentation of Financial Statements in advance of its mandatory effective date of Jan. 1, 2023, which requires entities to disclose their material accounting policy information rather than their significant accounting policies. The Company has updated the accounting policies disclosed in Note 2 based on its assessment of the amended standard.

II. Amendments to IAS 16 Property, Plant and Equipment: Proceeds before Intended Use
Effective Jan. 1, 2021, the Company early adopted amendments to IAS 16 Property, plant and equipment (“IAS 16 Amendments”) in advance of its mandatory effective date of Jan. 1, 2022. The Company adopted the IAS 16 Amendments retroactively. No cumulative effect of initially applying the guidance arose. The IAS 16 Amendments prohibit deducting from the cost of an item of property, plant and equipment any proceeds from selling items produced while bringing that asset to the location and condition necessary for it to be capable of operating in a manner intended by management. Instead, an entity recognizes the proceeds from selling such items, and the cost of producing those items, in profit or loss. No adjustments resulted from early adopting the amendments.

III. IFRS 7 Financial Instruments: Disclosures — Interest Rate Benchmark Reform
The transition of the London Interbank Offered Rates ("LIBOR") has begun with the cessation of the publication of one-week and two-month USD LIBOR occurring on Dec. 31, 2021. The remaining overnight, one-, three-, six-, and 12-month USD LIBOR will continue to be published until their cessation date on June 30, 2023. Existing financial instruments may continue to use USD LIBOR while they are published until they mature, however, new financial instruments will not be using USD LIBOR if entered into after Dec. 31, 2021. The IASB issued Interest Rate Benchmark Reform — Phase 2 in August 2020, which amends IFRS 9 Financial Instruments, IAS 39 Financial instruments: Recognition and Measurement, IFRS 7 Financial Instruments: Disclosures and IFRS 16 Leases. The amendments were effective Jan. 1, 2021, and were adopted by the Company on Jan. 1, 2021. There was no financial impact upon adoption.

The Company's credit facilities references USD LIBOR for US-dollar drawings and the Canadian Dollar Offered Rate for Canadian drawings, and includes appropriate fallback language to replace these benchmark rates if a benchmark transition event were to occur. For the year ended Dec. 31, 2021, there were no drawings under the credit facilities. The Company has interest rate swap agreements in place with a notional amount of US$150 million referencing three-month LIBOR, expected to settle in the third quarter of 2022.
B. Future Accounting Changes
I.Amendments to IAS 37 Provisions, Contingent Liabilities and Contingent Assets
On May 14, 2020, the IASB issued Onerous Contracts — Cost of Fulfilling a Contract and amendments to IAS 37 Provisions, Contingent Liabilities and Contingent Assets to specify which costs to include when assessing whether a contract will be loss-making. The amendments are effective for annual periods beginning on or after Jan. 1, 2022, and will be adopted by the Company in 2022. The amendments are effective for contracts for which an entity has not yet fulfilled all its obligations on or after the effective date. No financial impact is expected upon adoption.

II. Amendments to IAS 12 Deferred Tax Related to Assets and Liabilities Arising from a Single Transaction
On May 7, 2021, the IASB issued amendments to IAS 12 Deferred Tax Related to Assets and Liabilities Arising from a Single Transaction. The amendments clarify that the initial recognition exemption under IAS 12 does not apply to transactions such as leases and decommissioning obligations. These transactions give rise to equal and offsetting temporary differences in which deferred tax should be recognized.

The amendments are effective for annual periods beginning on or after Jan. 1, 2023, with early application permitted. The Company's current position aligns with the amendment and no financial impact is therefore expected upon adoption on the effective date.

III. Amendments  to  IAS  1  Classification  of  Liabilities  as  Current  or  Non‐Current
In January 2020, the IASB issued amendments to IAS 1 Presentation of Financial Statements, to provide a more general approach to the presentation of liabilities as current or non‐current based on contractual arrangements in place at the reporting date. These amendments specify that the rights and conditions existing at the end of the reporting period are relevant in determining whether the Company has a right to defer settlement of a liability by at least 12 months, provide that management's expectations are not a relevant consideration as to whether the Company will exercise its rights to defer settlement of a liability and clarify when a liability is considered settled.

The amendments are effective for annual periods beginning on or after Jan. 1, 2023, and are to be applied  retrospectively. The Company has not yet determined the impact of these amendments on its consolidated financial statements.

C. Comparative Figures

Certain comparative figures have been reclassified to conform to the current period’s presentation. These reclassifications did not impact previously reported net earnings.